Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2010 Portfolio

March 31, 2021

VIPIFF2010-QTLY-0521
1.830287.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	43,645	$2,036,038
VIP Equity-Income Portfolio Investor Class (a)	84,047	2,109,587
VIP Growth & Income Portfolio Investor Class (a)	100,221	2,410,327
VIP Growth Portfolio Investor Class (a)	22,342	2,086,097
VIP Mid Cap Portfolio Investor Class (a)	13,866	589,865
VIP Value Portfolio Investor Class (a)	85,031	1,546,716
VIP Value Strategies Portfolio Investor Class (a)	48,254	757,100
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,193,453)		11,535,730

International Equity Funds - 18.5%
VIP Emerging Markets Portfolio Investor Class (a)	502,906	7,377,636
VIP Overseas Portfolio Investor Class (a)	265,073	6,913,097
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,540,414)		14,290,733

Bond Funds - 50.2%
Fidelity Inflation-Protected Bond Index Fund (a)	689,465	7,494,484
Fidelity Long-Term Treasury Bond Index Fund (a)	139,939	1,922,762
VIP High Income Portfolio Investor Class (a)	294,256	1,544,846
VIP Investment Grade Bond Portfolio Investor Class (a)	2,068,703	27,761,991
TOTAL BOND FUNDS
(Cost $37,020,860)		38,724,083

Short-Term Funds - 16.3%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $12,574,344)	12,574,344	12,574,344
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $66,329,071)		77,124,890
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$77,124,895

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$7,345,526	$519,368	$255,276	$263	$(1,606)	$(113,528)	$7,494,484
Fidelity Long-Term Treasury Bond Index Fund	1,751,278	482,587	35,395	9,431	(2,682)	(273,026)	1,922,762
VIP Contrafund Portfolio Investor Class	2,029,729	214,282	150,902	98,680	(5,635)	(51,436)	2,036,038
VIP Emerging Markets Portfolio Investor Class	7,274,509	674,400	570,727	291,360	61,435	(61,981)	7,377,636
VIP Equity-Income Portfolio Investor Class	2,141,418	216,577	366,097	72,325	16,224	101,465	2,109,587
VIP Government Money Market Portfolio Investor Class 0.01%	12,384,059	578,995	388,710	300	--	--	12,574,344
VIP Growth & Income Portfolio Investor Class	2,440,076	242,293	462,907	75,288	59,846	131,019	2,410,327
VIP Growth Portfolio Investor Class	2,068,156	351,706	143,230	250,197	7,610	(198,145)	2,086,097
VIP High Income Portfolio Investor Class	1,516,554	65,472	31,370	12,792	(338)	(5,472)	1,544,846
VIP Investment Grade Bond Portfolio Investor Class	27,241,253	2,519,014	785,541	407,009	(16,511)	(1,196,224)	27,761,991
VIP Mid Cap Portfolio Investor Class	591,502	26,068	88,273	2,294	16,624	43,944	589,865
VIP Overseas Portfolio Investor Class	6,889,145	644,471	522,591	212,355	(5,766)	(92,162)	6,913,097
VIP Value Portfolio Investor Class	1,567,883	93,405	328,646	3,779	59,290	154,784	1,546,716
VIP Value Strategies Portfolio Investor Class	766,643	36,068	166,292	1,232	27,396	93,285	757,100
	76,007,731	6,664,706	4,295,957	1,437,305	215,887	(1,467,477)	77,124,890

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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